Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement
Note 4. Fair Value Measurement
The Company’s financial instruments include cash, cash equivalents, marketable securities, restricted cash, accounts payable, accrued and other liabilities and warrant liabilities. The carrying amount of cash and cash equivalents, restricted cash, accounts payable, and accrued and other liabilities approximate their fair values due to their short-term maturities. The accounting guidance for fair value establishes a framework for measuring fair value and a fair value hierarchy that prioritizes the inputs used in valuation techniques. The fair value hierarchy is based on three levels of inputs that may be used to measure fair value as follows:
Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The following tables summarize the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$32,310	$—	$—	$32,310
Commercial paper	—	49,136	—	49,136
Corporate bonds	—	19,480	—	19,480
Government bonds	—	18,082	—	18,082
Foreign bonds	—	3,717	—	3,717

Total financial assets measured at fair value	$32,310	$90,415	$—	$122,725

Liabilities (3) :
Public Warrants	$3,527	$—	$—	$3,527
Private Placement Warrants	—	166	—	166
PIPE Warrants	—	4,608	—	4,608

Total financial liabilities measured at fair value	$3,527	$4,774	$—	$8,301

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$31,896	$—	$—	$31,896
Corporate bonds	—	1,115	—	1,115
Commercial paper (2)	—	15,285	—	15,285

Total financial assets measured at fair value	$31,896	$16,400	$—	$48,296

(1)	Money market funds are included in cash and cash equivalents on the consolidated balance sheets as of December 31, 2021 and 2020.
(2)
As of December 31, 2020, marketable securities with original maturities of three months or less, in the amount of $2.2 million, are included in cash and cash equivalents on the consolidated balance sheet.

(3)	See the definition and discussion of Public Warrants, Private Placement Warrants and PIPE Warrants in Note 8.
Corporate bonds, commercial paper, foreign bonds and government bonds are classified as Level 2 as they were valued based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets.
The Public Warrants are classified as Level 1 due to the use of an observable market quote in an active market. The Private Placement Warrants are classified as Level 2 due to the use of observable market data for identical or similar liabilities. The fair value of each Private Placement Warrant was determined to be consistent with that of a Public Warrant because the Private Warrants are also subject to the make-whole redemption feature, which allows the Company to redeem both types of warrants on similar terms when the stock price is in the range of $10 to $18 per share.
The PIPE Warrants were initially recorded at fair value using a binomial lattice model. The PIPE Warrants were classified as Level 3 at issuance because the fair value was measured based on significant inputs that are unobservable in the market. The significant unobservable input used in the fair value measurement of the PIPE Warrants is the expected volatility. The expected volatility was implied from the market price of the Company’s Public Warrants. The expected term was based on the remaining contractual term of the PIPE Warrants, and the risk-free interest rate was based on the implied yield available on U.S. Treasury Securities with a maturity equivalent to the expected term. The dividend rate is based on the historical rate, which the Company anticipated remaining at zero.
The key inputs into the binomial lattice model for the PIPE Warrants at the initial measurement were as follows:

August 11, 2021
Expected term (in years)	5.01
Expected volatility	18.90%
Risk-free interest rate	0.81%
Dividend yield	—
Given the adequate history of the market data of the Public Warrants as of December 31, 2021, the PIPE Warrants were remeasured at December 31, 2021 based on the observable market quote of the Public Warrants and are classified as Level 2. The valuation technique was changed since the fair value of the Public Warrant is equally or more representative of the fair value of the PIPE Warrants. The fair value of each PIPE Warrant was determined to be consistent with that of a Public Warrant because the PIPE Warrants are also subject to the make-whole redemption feature, which allows the Company to redeem both types of warrants on similar terms.
There were no other transfers of financial instruments between Level 1, Level 2, and Level 3, and there were no financial liabilities as of December 31, 2020.
The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities for the year ended December 31, 2021 (in thousands):

	Public Warrants	Private Placement Warrants	PIPE Warrants	Total Warrant Liabilities
Balance, beginning of period	$—	$—	$—	$—
Assumption in Business Combination	3,557	168	4,647	8,372
Change in fair value upon remeasurement (1)	(30)	(2)	(39)	(71)

Balance, end of period	$3,527	$166	$4,608	$8,301

(1)	The change in fair value of the warrant liabilities was recognized in other expense, net within the consolidated statements of operations and comprehensive loss.

The following tables provide the Company’s marketable securities by security type (in thousands):

	As of December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$49,136	$—	$—	$49,136
Corporate bonds	15,920	4	(17)	15,907
Foreign bonds	3,725	—	(8)	3,717

Total short-term marketable securities	$68,781	$4	$(25)	$68,760

Government bonds	$18,165	$—	$(83)	$18,082
Corporate bonds	3,588	—	(15)	3,573

Total long-term marketable securities	$21,753	$—	$(98)	$21,655

	As of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$1,115	$—	$—	$1,115
Commercial paper	15,285	—	—	15,285

Total short-term marketable securities	$16,400	$—	$—	$16,400

The following table indicates the length of the time that individual securities have been in a continuous unrealized loss position as of December 31, 2021 (dollars in thousands):

		Less Than 12 Months
	Number of Investments	Fair Value	Unrealized Losses
Corporate bonds	5	$12,572	$(32)
Government bonds	3	18,082	(83)
Foreign bonds	2	3,717	(8)

	10	$34,371	$(123)

As of December 31, 2020,
$14.2
million of marketable securities are included in short-term marketable securities. As of December 31, 2021 and 2020, all short-term marketable securities had maturities of one year or less. All long-term marketable securities as of December 31, 2021 had maturities of greater than one year but less than two years. There have been no significant realized gains or losses on the short-term and long-term marketable securities during the years ended December 31, 2021 and 2020. The Company periodically reviews the available-for-sale investments for other-than-temporary impairment loss. All investments with unrealized losses have been in a loss position for less than 12 months. The Company determined that the unrealized loss was primarily attributed to changes in current market interest rates and not to credit quality. The Company does not intend to sell the marketable securities that are in an unrealized loss position, nor is it more likely than not that the Company will be required to sell the marketable securities before the recovery of the amortized cost basis, which may be at maturity. As a result, the Company did not
recognize any other-than-temporary impairment losses as of December 31, 2021.